Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment	Details of property and equipment as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,186	₩ (5,650)	₩ 1,536
Furniture and fixture	1,887	(1,620)	267
Construction In Progress	1,209	—	1,209
Vehicle	9	(8)	1
Leasehold improvements	2,172	(1,655)	517
Right-of-use assets	15,514	(8,893)	6,621
Total	₩ 27,977	₩ (17,826)	₩ 10,151

	December 31, 2022
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,381	₩ (5,268)	₩ 1,113
Furniture and fixture	1,787	(1,449)	338
Vehicle	9	(5)	4
Leasehold improvements	2,084	(1,357)	727
Right-of-use assets	16,197	(10,239)	5,958
Total	₩ 26,458	₩ (18,318)	₩ 8,140

Summary of Changes in Property and Equipment	Changes in property and equipment for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140
Lease	—	—	—	—	—	261	261
Acquisitions/Capital expenditure	1,065	105	1,209	—	82	4,443	6,904
Depreciation	(656)	(177)	—	(3)	(300)	(4,116)	(5,252)
Disposals/Disposition/Removals	—	(1)	—	—	—	—	(1)
Reclassification	(1)	1	—	—	—	—	—
Foreign exchange differences	15	1	—	—	8	75	99
Ending balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151

	2022
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338
Leases	—	—	—	—	—	(64)	(64)
Acquisitions/Capital expenditure	307	181	—	—	252	1,209	1,949
Depreciation	(657)	(222)	—	(2)	(266)	(3,998)	(5,145)
Disposals/Disposition/Removals	(1)	(2)	—	—	(10)	(45)	(58)
Reclassification	(6)	6	—	—	—	—	—
Foreign exchange differences	15	(5)	—	—	(6)	116	120
Ending balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140

	2021
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695
Acquisitions/Capital expenditure	712	322	—	—	753	6,319	8,106
Depreciation	(648)	(249)	—	(2)	(223)	(3,448)	(4,570)
Disposals	(15)	(3)	—	—	(44)	(63)	(125)
Reclassification	—	—	(128)	—	128	—	—
Foreign exchange differences	26	—	—	—	11	195	232
Ending balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income	Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Cost of revenues	₩ 1,853	₩ 2,028	₩ 2,102
Selling, general and administrative expenses	3,369	2,976	2,167
Research and development	30	141	301
Total	₩ 5,252	₩ 5,145	₩ 4,570